Discontinued Operations and Assets Held for Sale (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations and Assets Held for Sale [Abstract]
Schedule of Summarizes the Assets and Liabilities of the Multipay Sale and the Consideration Received	The following table summarizes the assets and liabilities of the MultiPay sale and the consideration received (unaudited):
Amount
Carrying value of net assets sold:
Property and equipment write-off	$19,528
Net assets write-off	$19,528

Sale consideration on disposition of net assets:
Sale consideration	$95,852
Less: Value added tax	(15,304)
Net Consideration	$80,548
Foreign currency translation:	$155,049
Net gain on sale of a discontinued operation	$216,069

Schedule of Operations of Cards Plus And Multipay	The operations of Cards Plus and MultiPay for the three and six months ended June 30, 2023 and 2022 on a consolidated basis are below (unaudited):
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Discontinued Operations

Total Revenues, net	$15,259	$579,246	$29,354	$1,021,556

Operating Expenses:
Cost of Sales	-	336,540	-	520,064
General and administrative	-	372,750	12,268	658,132
Impairment loss	-	67,984	-	211,703
Depreciation and amortization	4,157	11,572	8,066	39,774
Total operating expenses	4,157	788,846	20,334	1,429,673

Income (Loss) from operations	11,102	(209,600)	9,020	(408,117)

Other Income (Expense):
Other income (expense), net	(224)	4,334	-	8,029
Interest expense, net	-	-	-	(364)
Other income (expense), net	(224)	4,334	-	7,665

Income (loss) before income taxes	10,878	(205,266)	9,020	(400,452)

Income tax expense	(5,184)	(1,041)	(5,581)	(6,578)

Income (loss) from discontinued operations	5,694	(206,307)	3,349	(407,030)
Gain from sale of discontinued operations	216,069	-	216,069	-
Total income (loss) from discontinued operations	$221,763	$(206,307)	$219,508	$(407,030)

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Cards Plus

Total Revenues, net	$-	$510,142	$-	$883,300

Operating Expenses:
Cost of Sales	-	336,540	-	520,064
General and administrative	-	167,390	-	322,699
Impairment loss	-	67,984	-	211,703
Depreciation and amortization	-	4,667	-	25,897
Total operating expenses	-	576,581	-	1,080,363

Income (loss) from operations	-	(66,439)	-	(197,063)

Other Income (Expense):
Other income	-	3,468	-	6,816
Interest expense, net	-	-	-	(364)
Other income, net	-	3,468	-	6,452

Loss before income taxes	-	(62,971)	-	(190,611)

Income tax expense	-	-	-	(4,681)

Loss from discontinued operations	$-	$(62,971)	$-	$(195,292)
	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
MultiPay

Total Revenues, net	$15,259	$69,104	$29,354	$138,256

Operating Expenses:
General and administrative	-	205,360	12,268	335,433
Depreciation and amortization	4,157	6,905	8,066	13,877
Total operating expenses	4,157	212,265	20,334	349,310

Income (Loss) from operations	11,102	(143,161)	9,020	(211,054)

Other Income (Expense):
Other income (expense), net	(224)	866	-	1,213
Other income (expense), net	(224)	866	-	1,213

Income (loss) before income taxes	10,878	(142,295)	9,020	(209,841)

Income tax expense	(5,184)	(1,041)	(5,581)	(1,897)

Income (loss) from discontinued operations	5,694	(143,336)	3,439	(211,738)
Gain from sale of discontinued operations	216,069	-	216,069	-
Income (loss) from discontinued operations	$221,763	$(143,336)	$219,508	$(211,738)

The operations of Cards Plus and MultiPay for the years ended December 31, 2022 and 2021 on a consolidated basis are below:
	For the Year Ended December 31,
Discontinued Operations	2022	2021
Discontinued Operations Total Revenues, net	$1,503,333	$1,678,780

Operating Expenses:
Cost of sales	665,269	653,773
General and administrative	1,021,649	1,892,783
Impairment loss	143,698	-
Depreciation and amortization	41,850	102,513
Total operating expenses	1,872,466	2,649,069

Loss from operations	(369,133)	(970,289)

Other Income (Expense):
Other income	10,161	27,188
Interest expense, net	(364)	(5,164)
Other income, net	9,797	22,024

Loss before income taxes	(359,336)	(948,265)

Income tax expense	(7,327)	(6,030)

Loss from discontinued operations	(366,663)	(954,295)
Loss from sale of discontinued operations	(188,247)	-
Total loss from discontinued operations	$(554,910)	$(954,295)
	For the Year Ended December 31,
	2022	2021
Cards Plus
Total Revenues, net	$1,263,672	$1,318,029

Operating Expenses:
Cost of sales	665,269	653,773
General and administrative	412,243	606,110
Impairment loss	143,698	-
Depreciation and amortization	24,451	80,692
Total operating expenses	1,245,661	1,340,575

Income (Loss) from operations	18,011	(22,546)

Other Income (Expense):
Other income (expense), net	8,919	6,867
Interest expense, net	(364)	(5,164)
Other income, net	8,555	1,703

Income (Loss) before income taxes	26,566	(20,843)

Income tax expense	(4,681)	-

Income (Loss) from discontinued operations	21,885	(20,843)
Loss from sale of discontinued operations	(188,247)	-
Total income (loss) from discontinued operations	$(166,362)	$(20,843)

	For the Year Ended December 31,
	2022	2021
MultiPay
Total Revenues, net	$239,661	$360,751

Operating Expenses:
General and administrative	609,406	1,286,673
Depreciation and amortization	17,399	21,821
Total operating expenses	626,805	1,308,494

Loss from operations	(387,144)	(947,743)

Other Income:
Other income, net	1,242	20,321
Other income	1,242	20,321

Loss before income taxes	(385,902)	(927,422)

Income tax expense	(2,646)	(6,030)

Loss from discontinued operations	$(388,548)	$(933,452)

Schedule of Discontinued Operations/Assets Held for Sale Criteria For Cards Plus and the Multipay Operations	As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the assets and liabilities have been reclassified as assets held for sale as of the respective balance sheet date as follows:
	June 30, 2023	December 31,
	(Unaudited)	2022
Discontinued Operations
Current Assets:
Cash	$-	$2,703
Accounts receivable, net	-	105,194
Other current assets	-	10,562
Current assets held for sale	-	118,459

Noncurrent Assets:
Property and equipment, net	-	27,595
Noncurrent assets held for sale	-	27,595

Total assets held for sale	$-	$146,054

Current Liabilities:
Accounts payable and accrued expenses	$-	$13,759
Total liabilities held for sale	$-	$13,759
As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the assets and liabilities have been reclassified as assets held for sale as of the respective balance sheet date as follows:
	December 31, 2022	December 31 2021
Discontinued Operations Current Assets:
Cash	$2,703	$270,707
Accounts receivable, net	105,194	110,977
Inventory	-	153,149
Other current assets	10,562	94,919
Current assets held for sale	118,459	629,752

Noncurrent Assets:
Property and equipment, net	27,595	93,132
Intangible assets	-	153,004
Other assets	-	66,695
Noncurrent assets held for sale	27,595	312,831

Total assets held for sale	$146,054	$942,583

Current Liabilities:
Accounts payable and accrued expenses	$13,759	$235,348
Deferred revenue	-	47,823
Notes payable obligation, current portion	-	1,579
Capital lease obligation, current portion	-	10,562
Total liabilities held for sale	$13,759	$295,312

	December 31, 2022	December 31 2021
Cards Plus Current Assets:
Cash	$-	$182,518
Accounts receivable, net	-	88,235
Inventory	-	153,149
Other current assets	-	52,678
Current assets held for sale	-	476,580

Noncurrent Assets:
Property and equipment, net	-	24,619
Intangible assets	-	153,004
Noncurrent assets held for sale	-	177,623

Total assets held for sale	$-	$654,203

Current Liabilities:
Accounts payable and accrued expenses	$-	$122,725
Deferred revenue	-	47,823
Notes payable obligation, current portion	-	1,579
Capital lease obligation, current portion	-	1,056
Total liabilities held for sale	$-	$173,183
	December 31, 2022	December 31 2021
MultiPay Current Assets:
Cash	$2,703	$88,189
Accounts receivable, net	105,194	22,742
Other current assets	10,562	42,241
Current assets held for sale	118,459	153,172

Noncurrent Assets:
Property and equipment, net	27,595	68,513
Other assets	-	66,695
Noncurrent assets held for sale	27,595	135,208

Total assets held for sale	$146,054	$288,380

Current Liabilities:
Accounts payable and accrued expenses	$13,759	$112,623
Total liabilities held for sale	$13,759	$112,623

Schedule of Cash Flow Activity Related to Discontinued Operations	As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the cash flow activity related to discontinued operations is presented separately on the statement of cash flows as summarized below (unaudited):
	Six Months Ended June 30,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$3,439	$(407,030)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	8,067	39,774
Impairment of intangible assets	-	211,703
Changes in operating assets and liabilities:
Accounts receivable	105,194	6,332)
Net investment in direct financing lease	-	(17,306
Other current assets	10,562	106,920)
Inventory	-	(140,653)
Accounts payable and accrued expenses	(13,759)	(11,425
Deferred revenue	-	227,078
Adjustments relating to discontinued operations	110,064	422,423
Cashflows from discontinued operations	$113,503	$15,393
As a result of meeting the discontinued operations/assets held for sale criteria for Cards Plus and the MultiPay operations, the cash flow activity related to discontinued operations is presented separately on the statement of cash flows as summarized below:
	Year Ended December 31,
	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(366,663)	$(954,295)
Adjustments to reconcile net loss with cash flows from operations:
Depreciation and amortization expense	41,850	102,513
Impairment of intangible assets	143,698	-
Provision of Net Investment in direct financing lease	-	422,022
Changes in operating assets and liabilities:
Accounts receivable	(50,598)	18,722
Net investment in direct financing lease	-	96,487
Other current assets	170,536	88,345
Inventory	(78,806)	96,930
Accounts payable and accrued expenses	(102,486)	(115,870)
Deferred revenue	(36,664)	(82,594)
Adjustments relating to discontinued operations	87,530	626,555
Net cash flows from discontinued operations	$(279,133)	$(327,740)

Schedule of Assets and Liabilities of Card Plus Sale and Consideration Received	The following table summarizes the assets and liabilities of the Cards Plus sale and the consideration received:
Carrying value of net assets sold:	Amount
Cash	$299,505
Accounts receivable	61,879
Inventory	231,955

Other current assets	1,490
Total current assets	594,829

Property and equipment	21,127
Total assets	615,956

Accounts payable	76,094
Accrued expenses	43,728
Deferred revenue	11,159
Total current liabilities	130,981

Net assets sold	$484,975

Sale Consideration on disposition of net assets:
Proceeds	$300,000
Legal fee	(5,511)
Write off net payable with CP	2,239
Net Consideration	296,728

Net loss on sale of a discontinued operation	$(188,247)